 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Government Markets Income Trust - MGF

Report of the calendar month ending April 30, 2003:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
4/22/03	Shares of beneficial interest	15,000	6.88	7.55	Merrill Lynch
4/22/03	Shares of beneficial interest	16,000	6.8794	7.55	Merrill Lynch

Total Shares Repurchased: 31,000

Remarks? (none)

Robert Flaherty, Assistant Treasurer
MFS Investment Management